Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Bahl & Gaynor Small/Mid Cap Income Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Bahl & Gaynor Small/Mid Cap Income Growth ETF NAV
Account Value	$ 12,430	$ 9,115	$ 9,359	$ 9,973
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,325	9,655	8,766	10,266
Russell 2500 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Total Return
Account Value	$ 10,734	$ 8,066	$ 8,457	$ 10,261